Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 19:- RELATED PARTIES:

Agreements with iDnext:

On January 1, 2016 the Company, through its wholly owned subsidiary BOS-Dimex, consummated the acquisition of the business operations of iDnext Ltd. (“iDnext”) and its subsidiary Next-Line Ltd. (“Next-Line”). iDnext is controlled by Mr. Moti Harel, who was a member of the Company’s Board of Directors until December 12, 2017. Following the acquisition, the company entered into a management service agreement with iDnext.

On February 10, 2019, the Company terminated the agreement with iDnext.

Expenses incurred according to the agreement with iDnext are as follows:

	Year ended December 31,
	2022	2021	2020

Monthly fees	$-	-	$49
Bonus	-	-	10
Payments for employees	-	-	33

Total	$-	-	$92